Plan Description	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the Perrigo Company Profit-Sharing and Investment Plan (the "Plan") provides only general information. Participants should refer to the Plan document or Plan summary for a more complete description of the Plan's provisions.

General

The Plan Sponsor is Perrigo Company plc. The Plan is a defined contribution plan in which substantially all U.S. employees of Perrigo Company plc and certain of its domestic related companies (collectively, the "Company" or "Employer") are eligible to participate. Employees are allowed the option to roll over assets from other plans into the Perrigo Company Profit-Sharing and Investment Plan once they have met the eligibility requirements. The Company's Retirement Plan Committee is responsible for the oversight of the Plan and the appropriateness of the Plan's investment offerings and monitors investment performance.

The minimum term of service for employees to participate in the elective deferral and matching contribution components of the Plan is one month of service, which means a consecutive 30-day period of employment beginning with the employee's date of hire. There is no minimum term of service for employees to participate in the Employer nonelective and discretionary contribution components of the Plan. Plan entry dates are at the beginning of each payroll period after the minimum term requirements (if applicable) are satisfied.

The Plan has an automatic enrollment feature for new hires that begins with an initial pre-tax contribution rate of 4% of a participant's eligible compensation, as defined in the Plan document, and is invested in the Plan's Qualified Default Investment Alternative, unless the participant has affirmatively elected another investment from among the Plan's investment options. Automatic enrollment occurs on or around the date that the employee becomes eligible to participate, as defined above. The automatic enrollment percentage increases annually by 1% up to a maximum deferral percentage of 10%. Prior to automatic enrollment and at any other time, employees may elect to opt out from participating in the Plan, or they may elect to defer more or less than the 4% automatic elective deferral as well as choose their own investment allocations offered by the Plan.

The Plan conforms to the safe harbor provisions of Sections 401(k) and 401(m) of the Internal Revenue Code ("IRC"). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Plan is administered by the Retirement Plan Committee (the "Committee").

Contributions

A participant may elect to defer, in whole percentages, an amount between 1% and 50% of eligible compensation, not to exceed Internal Revenue Service ("IRS") limitations for the Plan year. The total IRS limit was $23,500 for the 2025 Plan year. In addition, participants who are at least 50 years of age and participants who are between 60 and 63 years of age by the end of a Plan year may elect to make additional "catch up" contributions, not to exceed the IRS limits of $7,500 and $11,250, respectively, for the 2025 Plan year. Participants may also make a Roth contribution on an after-tax basis. Additionally, participants may make contributions to a traditional after-tax source between 1% and 4% of eligible compensation.

Effective January 1, 2017, participants are no longer permitted to invest more than 20% of their total account balance in Perrigo Company plc ordinary shares.

•If more than 20% of a participant's account was invested in Perrigo Company plc ordinary shares as of January 1, 2017, the amount in excess of the 20% limit was grandfathered in and allowed to remain invested in Perrigo Company plc ordinary shares.

•Upon initial enrollment in the Plan, participants may direct no more than 20% of their account to be invested in Perrigo Company plc ordinary shares.
•Future allocation changes and exchanges into Perrigo Company plc ordinary shares are limited to 20% of each participant's account.

•Rollovers are not permitted directly into Perrigo Company plc ordinary shares.

•Any future contributions and/or loan repayments that would exceed the Plan's 20% limit on investment to Perrigo Company plc ordinary shares will be redirected to the Plan's Qualified Default Investment Alternative, which is the Vanguard Target Retirement Income Trust I as of December 31, 2025.

The Company matches pre-tax and Roth employee contributions per Plan year at the rate of 100% of the first 2% of employee contributions and 50% of the next 2% of employee contributions. Matching contributions are effective upon meeting the 30-day service requirement and participation in the Plan. The Company has the right under the Plan to reduce or suspend such contributions at any time. After-tax contributions are not eligible for a Company match.

In accordance with the safe harbor provisions, the Plan includes an annual Employer nonelective contribution of 3% of an employee's eligible compensation, as defined in the Plan document. In addition, the Company may make a discretionary contribution at the option of the Board of Directors of Perrigo Company plc. Employees are eligible as of their date of hire to receive both the Employer nonelective and discretionary contributions, which are deposited in the eligible employee's investment account after the end of each Plan year. The Employer nonelective and discretionary contribution amounts approved for the 2025 Plan year were $12,653,000, which are included in the employer contribution receivable on the statement of net assets available for benefits as of December 31, 2025.

Participant contributions are recorded when withheld from compensation. Employer contributions are recorded in the period in which they become obligations of the Company.

Participant Accounts

Each participant's account is credited with the participant's contributions, allocations of Employer matching, Employer discretionary and nonelective profit-sharing contributions, and Plan earnings. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Allocations are based on participant compensation, account balances or specific participant transactions, as defined. As of December 31, 2025, the Plan offers various investment options, including mutual funds, common collective trusts, a money market fund, and Perrigo Company plc ordinary shares, for Plan participants. Participants elect which of these investment options meet their risk and return objectives.

Vesting

Amounts credited to a participant's investment account relating to participant contributions and Employer matching, discretionary and nonelective profit-sharing contributions are 100% vested at all times.

Notes Receivable from Participants

Participants may borrow from their investment accounts, as defined in the Plan document, a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their account balance. The loans are secured by an equivalent amount in the remaining portion of the participant accounts. All loans must be repaid within five years, except for loans used to acquire or rehabilitate a principal residence, which must be repaid within 10 years. Interest rates range from 4.25% to 9.50% on outstanding loans at December 31, 2025. The loans are repaid ratably through payroll deductions. Participant loans are valued at their unpaid principal balance plus any accrued but unpaid interest. The interest earned on participant loans is allocated to the respective funds in accordance with participant elections.
Withdrawals

Subject to certain restrictions as set forth in the Plan document, a participant may make a hardship withdrawal from his or her account balance during employment. This hardship withdrawal is subject to a 10% federal income tax penalty if the participant is below the age of 59 1/2. A participant may also elect to make a withdrawal, provided that the participant has reached 59 1/2 years of age, even if the participant is still employed. Other in-service withdrawal rights include the ability to withdraw rollover contributions, after-tax contributions, and elective transfer contributions at any time, as well as the right to request a qualified reservist distribution or a deemed severance withdrawal under the Heroes Earnings Assistance and Relief Tax Act of 2008 (the HEART Act).

Payment of Benefits

Upon termination of service, participants may elect to receive a lump-sum amount equal to the value of their vested account, installments or a partial payment. Participants may also elect to roll over their account balance into another qualified retirement plan, or postpone distributions until such time they are required. If no action is taken at the time of separation, vested account balances of $1,000 or less are distributed to the participant, and vested account balances between $1,000 and $5,000 are rolled into an IRA established for the participant.

Forfeitures

There were no forfeited non-vested amounts in the 2025 or 2024 Plan years.

Administrative Expenses

The Company pays the administrative costs of the Plan associated with any professional services provided to the Plan and the cost of communications to the participants. Administrative expenses, such as loan administration and some withdrawal fees, are deducted directly from the participants' accounts.

Plan Sponsor Stock

Investments at December 31, 2025 and 2024 included Perrigo Company plc ordinary shares amounting to 333,874 shares totaling $4,647,526 and 312,694 shares totaling $8,039,371, respectively. This investment represented approximately 0.4% and 0.8% of total investments at December 31, 2025 and 2024, respectively. The quoted market value of Perrigo Company plc ordinary shares decreased by 46% from December 31, 2024 to December 31, 2025.

Risks and Uncertainties

Participants in the Plan invest in various investment securities. Investment securities, including Perrigo Company plc ordinary shares, are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the financial statements.